Note 6 - Accounts Payable And Accrued Liabilities - 10Q (Details) - Summary Accounts Payable and Accrued Liabilities (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary Accounts Payable and Accrued Liabilities [Abstract]
Accounts payable	$ 660,363	$ 432,436	$ 99,342
Accrued payroll liabilities and related penalties	505,146	411,670	125,239
Accrued salary	103,936	143,167	120,000
Accrued interest	143,070	134,559	64,670
Other accruals	8,079	539	59,217
Total accounts payable and accrued liabilities	$ 1,420,594	$ 1,122,371	$ 468,468